Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of related party [text block] [Abstract]
Schedule of remuneration of directors and key management personnel
	2020	2019	2018

Payments to key management personnel:
Salaries, consulting and directors’ fees	$1,179,762	$928,637	$728,624
Share-based payments	261,794	656,895	216,218
Total	$1,441,556	$1,585,532	$944,842

Schedule of other related party transactions
		(in thousands)
Type of Service	Nature of Relationship	2020	2019	2018
Selling and marketing expenses	VP Technology	174	210	105
General and administrative expense	Companies controlled by the CEO, CFO and Directors	1,006	718	624